Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net cash provided by operating activities	¥ (1,490,273)	¥ 2,106,136	¥ 909,355
Cash flows from investing activities:
Other—net	60,247	(34,917)	(16,608)
Net cash provided by (used in) investing activities	(1,268,560)	(12,213,619)	236,835
Cash flows from financing activities:
Proceeds from issuance of long-term debt	3,188,412	7,529,772	4,659,212
Repayment of long-term debt	(3,962,569)	(4,168,619)	(5,466,007)
Proceeds from sales of treasury stock	3,327	1,212	2,688
Payments for acquisition of treasury stock	(400,090)	(450,376)	(158,529)
Other—net	(39,223)	55,059	(385,778)
Net cash provided by (used in) financing activities	(3,250,435)	11,976,277	5,385,042
Net increase (decrease) in cash and cash equivalents	(4,014,814)	2,932,546	7,782,754
Cash and cash equivalents at beginning of fiscal year	114,044,090	111,111,544	103,328,790
Cash and cash equivalents at end of fiscal year	110,029,276	114,044,090	111,111,544
MUFG:
Cash flows from operating activities:
Net cash provided by operating activities	839,937	609,641	570,448
Cash flows from investing activities:
Proceeds from sales and dispositions of investments in subsidiaries and affiliated companies	865	41,125	136
Purchase of equity investment in subsidiaries and an affiliated company	0	0	(1,000)
Net increase in loans to subsidiaries	(231,891)	(2,204,831)	(257,619)
Other—net	(8,787)	(7,791)	(9,413)
Net cash provided by (used in) investing activities	(239,813)	(2,171,497)	(267,896)
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	(6,025)	145,513	(61,415)
Proceeds from issuance of long-term debt	1,809,416	3,833,878	1,625,173
Repayment of long-term debt	(1,578,887)	(1,630,695)	(1,369,254)
Proceeds from sales of treasury stock	1	0	0
Payments for acquisition of treasury stock	(400,037)	(450,019)	(150,017)
Dividends paid	(439,755)	(380,447)	(334,620)
Other—net	(10,700)	(14,160)	(10,410)
Net cash provided by (used in) financing activities	(625,987)	1,504,070	(300,543)
Net increase (decrease) in cash and cash equivalents	(25,863)	(57,786)	2,009
Cash and cash equivalents at beginning of fiscal year	173,603	231,389	229,380
Cash and cash equivalents at end of fiscal year	¥ 147,740	¥ 173,603	¥ 231,389